UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                   -----------------
Check here if Amendment [   ];                     Amendment Number:

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ecofin Limited
               --------------

Address:       15 Buckingham Street
               --------------------
               London WC2N 6DU, United Kingdom
               -------------------------------

Form 13F File Number:     028-
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Murray
               -----------
Title:         Chairman
               --------

Phone:          +44 (0)20 7451 2941
                -------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     January 24, 2011
          ---------------     ----------------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:            0
                                              -

Form 13F Information Table Entry Total:       33
                                              --

Form 13F Information Table Value Total:       $212,702
                                              --------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
--                --------

----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ------------------------
                                                                                                         Voting Authority
                        Title of               Value     Shares /  Sh /  Put/  Investment   Other     ------------------------
Security                 Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call  Discretion  Managers  Sole        Shared  None
----------------------  --------  ---------  ---------  ---------  ----  ----  ----------  --------  ----------  ------  ----
AES CORP                ORD       00130H105  13,351     1,096,168  SH          Sole                  1,096,168
ANADARKO PETROLEUM
   CORP (UN*)           ORD       032511107  86         1,128      SH          Sole                  1,128
APACHE CORP             ORD       037411105  57         477        SH          Sole                  477
CALPINE CORP (UN*)      ORD       131347304  2,791      209,250    SH          Sole                  209,250
CENTERPOINT ENERGY INC  ORD       15189T107  9,887      628,964    SH          Sole                  628,964
CMS ENERGY CORP         ORD       125896100  14,318     769,784    SH          Sole                  769,784
DEVON ENERGY
   CORPORATION (UN*)    ORD       25179M103  126        1,599      SH          Sole                  1,599
DOMINION RESOURCES
   INC/VA               ORD       25746U109  3,425      80,170     SH          Sole                  80,170
DTE ENERGY COMPANY      ORD       233331107  2,667      58,852     SH          Sole                  58,852
EL PASO CORP            ORD       28336L109  7,188      522,403    SH          Sole                  522,403
EQT CORP                ORD       26884L109  57         1,268      SH          Sole                  1,268
EXELON CORP             ORD       30161N101  11,117     266,989    SH          Sole                  266,989
FAR EAST ENERGY
   CORP (UU*)           ORD       307325100  3,682      5,260,541  SH          Sole                  5,260,541
HALLIBURTON CO          ORD       40621601   1,089      26,665     SH          Sole                  26,665
HOLLYSYS AUTOMATION
   TECHNOLO (UW*)       ORD       G45667105  1,255      82,799     SH          Sole                  82,799
ITC HOLDINGS CORP       ORD       465685105  30,715     495,562    SH          Sole                  495,562
NATIONAL FUEL GAS CO    ORD       636180101  1,068      16,268     Sh          Sole                  16,268
NEXTERA ENERGY
   8.375% CV PRF (UN*)  CONV PRF  65339F309  8,191      165,000    SH          Sole                  165,000
NEXTERA ENERGY INC      ORD       65339F101  17,017     327,309    SH          Sole                  327,309
OGE ENERGY CORP         ORD       670837103  5,625      123,519    SH          Sole                  123,519
PG AND E CORP           ORD       69331C108  9,332      195,058    SH          Sole                  195,058
PPL 9.5% CV PRF 01-
   JUL-2013 (TRACE*)    CONV PRF  69351T601  3,296      60,000     SH          Sole                  60,000
PPL CORPORATION         ORD       69351T106  8,023      304,831    SH          Sole                  304,831
QEP RESOURCES INC       ORD       74733V100  178        4,909      SH          Sole                  4,909
QUESTAR CORP            ORD       748356102  3,318      190,567    SH          Sole                  190,567
SCHLUMBERGER            ORD       806857108  209        2,503      SH          Sole                  2,503
SEMPRA ENERGY           ORD       816851109  14,567     277,574    SH          Sole                  277,574
TARGA RESOURCES         ORD       87612G101  2,005      74,785     SH          Sole                  74,785
TESLA MOTORS INC        ORD       88160R101  2,019      75,800     SH          Sole                  75,800
TRINA SOLAR LTD-
   SPON ADR             DR        79628E104  1,264      53,990     SH          Sole                  53,990
WILLIAMS COS INC        ORD       969457100  20,106     813,340    SH          Sole                  813,340
WISCONSIN ENERGY CORP   ORD       976657106  673        11,432     SH          Sole                  11,432
XCEL ENERGY INC         ORD       98389B100  14,000     594,465    SH          Sole                  594,465

